CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 5,315		$ 4,900
Ordinary shares, par value | ₪ / shares		₪ 1		₪ 1
Ordinary shares, authorized	125,000,000		125,000,000
Ordinary shares, issued	71,158,401		69,749,722
Ordinary shares, outstanding	59,526,506		59,252,342
Treasury shares	11,633,783		10,499,268